[ING STATIONERY]

October 23, 2007

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 333-117260; 811-05626
Prospectus Name: ING SimpleChoice Variable Annuity

Dear Commissioners:

Attached is the amended Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, which concerns the above-referenced offering of securities. We are filing this amendment, Post-Effective Amendment No. 3 to reflect the following material changes:

  Remove the Minimum Guaranteed Accumulation Benefit rider;
  Add ING LifePay Plus and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit riders; and
  Lower issue ages for death benefit options.

The disclosure about the LifePay Plus riders is unchanged since having been reviewed by the staff in July in connection with 333-28679. All changes in response to comments at that time, as reflected in the July 25, 2007 filing (Accession No. 0000836687-07-000226), are reflected in this filing. We respectfully request selective review, as appropriate.

There have been no sales of these securities since the registration became effective on October 20, 2004. Moreover, the registration was only updated for May 1, 2005 since then. Accordingly, a lot of the changes that are marked reflect the evolution of ING’s disclosure in connection with annual updates, as well as changes in response to staff review of ING’s other registered offerings.

The registrant hereby acknowledges that:

  The registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

October 23, 2007 Page 2

If you have any questions, comments or need more information, please do not hesitate to call me at (610) 425-3404. Also, my e-mail address is: scott.kreighbaum@us.ing.com.

Sincerely,

/s/John S. Kreighbaum John S. (Scott) Kreighbaum Counsel 1475 Dunwoody Drive West Chester, PA 19380 Tel: (610) 425-3404 Fax: (610) 425-3520

Issued by ING USA Annuity and Life Insurance Company